Financial Income and Expenses (Tables)	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Summary Of Details About Financial Income Expenses Net

Details of financial income and expenses are as follows:

(In thousand Euros)	June 30, 2024	June 30, 2023
Financial income
Fair value gain on financial investments	101	65
Fair value of derivatives	(8)	320
Other finance income	864	184
Total financial income	957	569
Financial Expenses
Interest and fees on bank loans (Note 11)	8,520	6,049
Interest on leases (Note 9)	963	593
Other finance costs	2,091	62
Total financial expenses	11,574	6,704